Share-Based and Other Non-Cash Compensation - Stock Based Compensation Expense - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Awards and Restricted Stock Units and Stock Options
Stockholders Equity Note [Line Items]
Stock-based compensation expense	$ 2.0	$ 2.4
Total unrecognized compensation cost	$ 1.7	$ 2.3
Restricted Stock Awards and Stock Options
Stockholders Equity Note [Line Items]
Stock-based compensation period for recognition	2 years 1 month 6 days